Income Taxes	12 Months Ended
Aug. 31, 2019
Income Taxes
Income Taxes

14.   Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders,  no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, OneSmart BVI is not subject to tax on income or capital gains. In addition, upon payments of dividends by the company to its shareholders,  no British Virgin Islands withholding tax will be imposed.

Hong Kong

OneSmart HK and Great EDU are incorporated in Hong Kong and are subject to Hong Kong profits tax of 16.5% on the activities conducted in Hong Kong. No provision for Hong Kong profits tax was made in the consolidated financial statements as it had no assessable income for the years ended August 31, 2017, 2018 and 2019.

PRC

The Company’s subsidiaries and VIEs in the PRC are subject to the statutory rate of 25%,  in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008. Shanghai Jing Xue Rui meets the requirements of “high and new technology enterprise” (“HNTE”) and could enjoy the preferential tax rate of 15%.  Shanghai Jing Xue Rui obtained the HNTE certificate on October 23, 2017 and was subject to an enterprise income tax (“EIT”) rate of 15% from calendar years 2017 through 2019.

Dividends, interests, rent or royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The current and deferred portions of income tax expense included in the consolidated statements of income were as follows:

	For the years ended
	August 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Current	97,253	125,739	138,552	19,367
Deferred	(5,237)	(17,260)	(17,011)	(2,378)
Income tax expense	92,016	108,479	121,541	16,989

The reconciliations of the income tax expense for the years ended August 31, 2017, 2018 and 2019 were as follows:

	For the years ended
	August 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Income before income tax expense and share of net (loss)/income from equity investees	337,260	318,305	316,069	44,179
PRC statutory tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	84,315	79,576	79,017	11,045
Non-deductible expenses	9,151	40,141	30,961	4,326
International tax rate difference	—	(4,189)	6,000	839
Preferential tax rate	—	(17,327)	(8,357)	(1,168)
Effect of income tax exemptions	—	—	(1,232)	(172)
Equity pick-up	—	—	(2,698)	(377)
Additional tax deduction for qualified research and development expenses	—	(2,066)	(5,525)	(772)
Change in valuation allowance	(15,314)	(14,241)	11,006	1,538
Expired loss	12,293	14,950	11,905	1,665
Interest and penalty	1,571	1,494	1,605	224
Outside basis difference	—	—	(1,583)	(221)
Effect of changes in tax rates on deferred taxes	—	10,141	442	62
Income tax expense	92,016	108,479	121,541	16,989

The significant components of the Group’s deferred tax assets were as follows:

	For the years ended August 31,
	2018	2019	2019
	RMB	RMB	US$
Non-current deferred tax assets:
Tax loss carry forward	114,777	139,060	19,437
Accrued expenses and other payables	60,752	85,007	11,882
Unrecognized financing expenses of long-term payable	—	1,281	179
Others	2,234	16,725	2,338
Less: valuation allowance	(116,979)	(131,040)	(18,316)
Non-current deferred tax assets, net	60,784	111,033	15,520
Non-current deferred tax liabilities:
Intangible assets	(28,095)	(42,609)	(5,956)
Unrealized gain on investments	(14,465)	(18,724)	(2,617)
Capitalization of bonus	—	(11,003)	(1,538)
Fair value changes on private equity investments	—	(3,081)	(431)
Accelerated depreciation of fixed assets	(4,297)	(8,186)	(1,144)
Equity in gain of unconsolidated investees	—	(1,160)	(162)
Others	—	(232)	(32)
Non-current deferred tax liabilities, net	(46,857)	(84,995)	(11,880)
Deferred tax assets, net	13,927	26,038	3,640

The Group operates through subsidiaries, VIEs and subsidiaries of VIEs and valuation allowance is considered for each of the entities on an individual basis. The Group recorded valuation allowance against deferred tax assets of those entities that were in a  3‑year cumulative loss and are not forecasting profits in the near future as of August 31, 2018 and 2019. In making such determination, the Group also evaluated a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of August 31, 2019, the Group had taxable losses of RMB577,129 (US$80,669) derived from entities in the PRC, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC taxable loss will expire from December 31, 2019 to 2024 if not utilized.

As of August 31, 2019, the Company intends to permanently reinvest the undistributed earnings from foreign subsidiaries to fund future operations. As of August 31, 2019, the total amount of undistributed earnings from its PRC subsidiaries as well as VIEs was RMB1,192,533  (US$166,688). The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized Tax Benefit

As of August 31,2018 and 2019, the Group had unrecognized tax benefit of RMB15,991 and RMB 25,183 (US$3,520), of which RMB14,075 and RMB24,228 (US$3,387), respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. This primarily represents the estimated income tax expense the Group would pay should its income tax returns have been prepared in accordance with the current PRC tax laws and regulations. It is possible that the amount of unrecognized benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of August 31,2018 and 2019, unrecognized tax benefits of RMB1,916 and RMB955 (US$133), respectively, if ultimately recognized, will impact the effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the years ended August 31,
	2018	2019	2019
	RMB	RMB	US$
Balance at September 1	12,720	15,991	2,235
Increase	3,947	11,424	1,597
Decrease	(676)	(2,232)	(312)
Balance at August 31	15,991	25,183	3,520

In the years ended August 31, 2017, 2018 and 2019, the Group recorded interest expense accrued in relation to the unrecognized tax benefit of RMB1,571, RMB1,494 and RMB1,604 (US$224) in income tax expense, respectively. Accumulated interest expense recorded in unrecognized tax benefit was RMB3,610 and RMB5,214 (US$729) as of August 31, 2018 and 2019, respectively.

As of August 31, 2019, the tax years ended December 31, 2014 through period ended as of the reporting date for the WFOE, the VIEs and VIEs’ subsidiaries remain open to examination by the PRC tax authorities.